Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Entity Registrant Name	Trip.com Group Limited
Entity Filer Category	Large Accelerated Filer
Entity File Number	001-33853
Entity Well-known Seasoned Issuer	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Address, Postal Zip Code	048622
Entity Address, Address Line One	30 Raffles Place, #29-01
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Entity Incorporation, State or Country Code	E9
Entity Common Stock, Shares Outstanding	653,270,717
Security Exchange Name	NASDAQ
Title of 12(b) Security	American depositary shares
Trading Symbol	TCOM
Entity Central Index Key	0001269238
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai, the People’s Republic of China
Document Financial Statement Error Correction [Flag]	false
Business Contact
Document Information [Line Items]
Entity Address, Postal Zip Code	048622
Entity Address, Address Line One	30 Raffles Place, #29-01
Entity Address, Country	SG
Entity Address, City or Town	Singapore
Contact Personnel Name	Jane Jie Sun
Contact Personnel Email Address	iremail@trip.com
City Area Code	65
Local Phone Number	3138-9736